Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.30%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)